Stockholders' Equity	12 Months Ended
Dec. 31, 2018
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Stockholders' Equity
20)	STOCKHOLDERS’ EQUITY

As of December 31, 2018 and 2017, stockholders’ equity excludes investments in CPOs of the Parent Company held by subsidiaries of Ps194 (20,541,277 CPOs) and Ps301 (20,541,277 CPOs), respectively, which were eliminated within “Other equity reserves.”

20.1)	COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL

As of December 31, 2018 and 2017, the breakdown of common stock and additional paid-in capital was as follows:

		2018	2017
Common stock	Ps	4,171	4,171
Additional paid-in capital		141,151	140,483

	Ps	145,322	144,654

As of December 31, 2018 and 2017, the common stock of CEMEX, S.A.B. de C.V. was presented as follows:

	2018		2017
Shares[1]	Series A2	Series B2	Series A2	Series B2
Subscribed and paid shares	30,002,628,318	15,001,314,159	30,214,469,912	15,107,234,956
Unissued shares authorized for executives’ stock compensation programs	936,375,524	468,187,762	531,739,616	265,869,808
Repurchased shares[3]	307,207,506	153,603,753	—	—
Shares that guarantee the issuance of convertible securities[4]	4,529,603,200	2,264,801,600	4,529,605,020	2,264,802,510
Shares authorized for the issuance of stock or convertible securities[5]	302,144,720	151,072,360	—	—

	36,077,959,268	18,038,979,634	35,275,814,548	17,637,907,274

1	As of December 31, 2018 and 2017, 13,068,000,000 shares correspond to the fixed portion, and 41,048,938,902 shares in 2018 and 39,845,721,822 shares in 2017, correspond to the variable portion.
2	Series “A” or Mexican shares must represent at least 64% of CEMEX’s capital stock; meanwhile, Series “B” or free subscription shares must represent at most 36% of CEMEX’s capital stock.
3	Shares repurchased under the share repurchase program authorized by the Company’s shareholders (note 20.2).
4	Refers to those shares that guarantee the conversion of both the outstanding voluntary and mandatorily convertible securities and new securities issues (note 16.2).
5	Shares authorized for issuance in a public offer or private placement and/or by issuance of new convertible securities.

On April 5, 2018, stockholders at the annual ordinary shareholders’ meeting approved: (i) a resolution to increase the variable common stock by issuing up to 750 million shares (250 million CPOs), which will be kept in the Parent Company’s treasury and used to be subscribed and paid pursuant to the terms and conditions of CEMEX’s long-term compensation stock program, and (ii) the amount of a reserve of up to US$500 or its equivalent in pesos for the year ending December 31, 2018 and until the next ordinary shareholders meeting to be held in 2019 for purposes of a Parent Company’s share repurchase program. On April 5, 2018, stockholders at the extraordinary shareholders’ meeting approved a resolution to increase the variable common stock by issuing up to 453 million shares (151 million CPOs), which will be kept in the Parent Company’s treasury for their subscription by means of issuance in a public offer or private placement and/or by issuance of new convertible securities. This authorization expires on April 4, 2023.

On March 30, 2017, stockholders at the annual ordinary shareholders’ meeting approved resolutions to: (i) increase the variable common stock through the capitalization of retained earnings by issuing up to 1,687 million shares (562 million CPOs), which shares were issued, representing an increase in common stock of Ps5, considering a nominal value of Ps0.00833 per CPO, and additional paid-in capital of Ps9,459; and (ii) increase the variable common stock by issuing up to 258 million shares (86 million CPOs), which will be kept in the Parent Company’s treasury to be used to preserve the anti-dilutive rights of note holders pursuant CEMEX’s convertible securities (note 16.2).

On March 31, 2016, stockholders at the annual ordinary shareholders’ meeting approved resolutions to: (i) increase the variable common stock through the capitalization of retained earnings by issuing up to 1,616 million shares (539 million CPOs), which shares were issued, representing an increase in common stock of Ps4, considering a nominal value of Ps0.00833 per CPO, and additional paid-in capital of Ps6,966; and (ii) increase the variable common stock by issuing up to 297 million shares (99 million CPOs), which will be kept in the Parent Company’s treasury to be used to preserve the anti-dilutive rights of note holders pursuant CEMEX’s convertible securities (note 16.2).

In connection with the long-term executive share-based compensation programs (note 21), in 2018, 2017 and 2016, CEMEX issued approximately 49.3 million CPOs, 53.2 million CPOs and 53.9 million CPOs, respectively, generating an additional paid-in capital of Ps706 in 2018, Ps817 in 2017 and Ps742 in 2016 associated with the fair value of the compensation received by executives.

20.2)	OTHER EQUITY RESERVES

As of December 31, 2018 and 2017, other equity reserves are summarized as follows:

		2018	2017
Cumulative translation effect, net of effects from perpetual debentures and deferred income taxes recognized directly in equity (notes 19.2 and 20.4)	Ps	17,683	21,288
Cumulative actuarial losses		(7,527)	(10,931)
Treasury shares repurchased under share repurchase program (note 20.1)		(1,520)	—
Effects associated with the Parent Company’s convertible securities[1]		3,427	3,427
Treasury shares held by subsidiaries		(194)	(301)

	Ps	11,869	13,483

1

Represents the equity component upon the issuance of CEMEX, S.A.B. de C.V.’s convertible securities described in note 16.2, as well as the effects associated with such securities in connection with the change in the Parent Company’s functional currency (note 2.4). Upon conversion of these securities, the balances have been correspondingly reclassified to common stock and/or additional paid-in capital (note 16.1).

For the years ended December 31, 2018, 2017 and 2016, the translation effects of foreign subsidiaries included in the statements of comprehensive income were as follows:

		2018	2017	2016
Foreign currency translation result[1]	Ps	(3,713)	(3,116)	20,648
Foreign exchange fluctuations from debt[2]		2,438	(4,160)	1,367
Foreign exchange fluctuations from intercompany balances[3]		(425)	(2,243)	(10,385)

	Ps	(1,700)	(9,519)	11,630

1

These effects refer to the result from the translation of the financial statements of foreign subsidiaries and include the changes in fair value of foreign exchange forward contracts designated as hedge of a net investment (note 16.4).

2

Generated by foreign exchange fluctuations over a notional amount of debt in CEMEX, S.A.B. de C.V., associated with the acquisition of foreign subsidiaries and designated as a hedge of the net investment in foreign subsidiaries (note 2.4).

3

Refers to foreign exchange fluctuations arising from balances with related parties in foreign currencies that are of a long-term investment nature considering that their liquidation is not anticipated in the foreseeable future and foreign exchange fluctuations over a notional amount of debt of a subsidiary of CEMEX España identified and designated as a hedge of the net investment in foreign subsidiaries.

20.3)	RETAINED EARNINGS

The Parent Company’s net income for the year is subject to a 5% allocation toward a legal reserve until such reserve equals one fifth of the common stock. As of December 31, 2018, the legal reserve amounted to Ps1,804.

20.4)	NON-CONTROLLING INTEREST AND PERPETUAL DEBENTURES

Non-controlling interest

Non-controlling interest represents the share of non-controlling stockholders in the equity and results of consolidated subsidiaries. As of December 31, 2018 and 2017, non-controlling interest in equity amounted to Ps22,154 and Ps22,095, respectively. In addition, in 2018, 2017 and 2016, non-controlling interests in consolidated net income were Ps789, Ps1,417 and Ps1,173, respectively. These non-controlling interests arise mainly from the following CEMEX’s subsidiaries:

•

In February 2017, as described in note 4.1, CEMEX acquired a controlling interest in TCL, whose shares trade in the Trinidad and Tobago Stock Exchange. As of December 31, 2018 and 2017, there is a non-controlling interest in TCL of approximately 30.2% of its common shares (see note 4.4 for certain relevant condensed financial information).

•

In July 2016, CHP, an indirect wholly-owned subsidiary of CEMEX España, S.A., closed its initial offering of 2,337,927,954 new common shares, or 45% of CHP’s common shares, at a price of 10.75 Philippine pesos per common share. The net proceeds from the offering of US$507 (considering an exchange rate of 46.932 Philippine pesos per U.S. dollar on June 30, 2016), after deducting commissions and other offering expenses, were used by CEMEX for general corporate purposes, including the repayment of existing debt. CHP’s assets consist primarily of CEMEX’s cement manufacturing assets in the Philippines. As of December 31, 2018 and 2017, there is a non-controlling interest in CHP of approximately 45% of its common shares in both years (see note 4.4 for certain relevant condensed financial information).

•

In November 2012, pursuant to a public offering in Colombia and an international private placement, CLH, a direct subsidiary of CEMEX España, S.A., concluded its initial offering of common shares. CLH’s assets include substantially all of CEMEX’s assets in Colombia, Panama, Costa Rica, Brazil, Guatemala and El Salvador. The Brazilian Operations were sold in 2018. As of December 31, 2018 and 2017, there is a non-controlling interest in CLH of approximately 26.75% and 26.72%, respectively, of CLH’s outstanding common shares, excluding shares held in treasury (see note 4.4 for certain relevant condensed financial information).

Perpetual	debentures

As of December 31, 2018 and 2017, the balances of the non-controlling interest included US$444 (Ps8,729) and US$447 (Ps8,784), respectively, representing the notional amounts of perpetual debentures, which exclude any perpetual debentures held by subsidiaries.

Interest expense on the perpetual debentures, was included within “Other equity reserves” and amounted to Ps553 in 2018, Ps482 in 2017 and Ps507 in 2016, excluding in all the periods the amount of interest accrued by perpetual debentures held by subsidiaries.

CEMEX’s perpetual debentures have no fixed maturity date and there are no contractual obligations for CEMEX to exchange any series of its outstanding perpetual debentures for financial assets or financial liabilities. As a result, these debentures, issued entirely by Special Purpose Vehicles (“SPVs”), qualify as equity instruments and are classified within non-controlling interest, as they were issued by consolidated entities. In addition, subject to certain conditions, CEMEX has the unilateral right to defer indefinitely the payment of interest due on the debentures. The classification of the debentures as equity instruments was made under applicable IFRS. The different SPVs were established solely for purposes of issuing the perpetual debentures and were included in CEMEX’s consolidated financial statements.

As of December 31, 2018 and 2017, the detail of CEMEX’s perpetual debentures, excluding the perpetual debentures held by subsidiaries, was as follows:

		2018		2017		Repurchase option	Interest rate
Issuer	Issuance date	Nominal amount		Nominal amount
C10-EUR Capital (SPV) Ltd	May 2007		€64		€64	Tenth anniversary	EURIBOR+4.79%
C8 Capital (SPV) Ltd	February 2007	US$	135	US$	135	Eighth anniversary	LIBOR+4.40%
C5 Capital (SPV) Ltd[1]	December 2006	US$	61	US$	61	Fifth anniversary	LIBOR+4.277%
C10 Capital (SPV) Ltd	December 2006	US$	175	US$	175	Tenth anniversary	LIBOR+4.71%

1	Under the 2017 Credit Agreement, and previously under the 2014 Credit Agreement, CEMEX is not permitted to call these debentures.